INCOME TAXES (Corporate Tax Rate) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
High And New Technology Enterprise [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%
Renewal period for favorable tax status	3 years
High And New Technology Enterprise [Member] | 2009 [Member] | Hongcheng Education [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise [Member] | 2009 [Member] | Gotop Hongcheng [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise [Member] | 2010 [Member] | Hongcheng Education [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise [Member] | 2010 [Member] | Gotop Hongcheng [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise [Member] | 2011 [Member] | Gotop Hongcheng [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise Located In Bejing [Member] | Hongcheng Education [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
Tax exemption period	3 years
Period subject to preferential tax rate	3 years
High And New Technology Enterprise Located In Bejing [Member] | Gotop Hongcheng [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
Tax exemption period	3 years
Period subject to preferential tax rate	3 years
Approval From Local Tax Bureau [Member] | 2010 [Member] | Beiyuda [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
Software Enterprise [Member] | 2009 [Member] | Chongda [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	12.50%
Software Enterprise [Member] | 2010 [Member] | Chongda [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	12.50%